LONG-TERM LOANS (Details) € in Thousands, SFr in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Nov. 24, 2017 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Restricted cash deposit	[1]			$ 320			$ 519
Swiss Bank Loan [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Face amount | SFr						SFr 18,800
Variable interest rate spread			0.80%
Annual principal payment | SFr						376
Long-term Debt, Fiscal Year Maturity [Abstract]
2019 (current maturity)				382
2020				382
2021				382
2022				382
2023				382
Thereafter				13,747
Total				$ 15,275
Credit Suisse Loan [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Face amount | SFr						SFr 100,000
Interest rate				0.83%	0.83%	0.83%
Annual principal payment | SFr						SFr 2,000
Long-term Debt, Fiscal Year Maturity [Abstract]
2019 (current maturity)				$ 2,031
2020				2,031
2021				2,031
2022				2,031
2023				2,031
Thereafter				77,497
Total				$ 85,621
DG HYP Loan [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Face amount | €					€ 21,000
Gross amount | €					€ 20,474
Interest rate				2.15%	2.15%	2.15%
Quarterly principal payment | €			€ 105
Terms of loan agreement			The terms of the loan includes a debt service cover ratio requirement of between 130% and 110%, and a loan to value requirement of 70% in the first three years and 65% in the fourth and fifth years.
Long-term Debt, Fiscal Year Maturity [Abstract]
2019 (current maturity)				$ 480
2020				21,136
Total				21,136
City National Bank of Florida Loan [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Gross amount		$ 9,390		$ 15,000
Loan term			3 years
Interest rate		2.65%		2.65%	2.65%	2.65%
Default interest rate		3.25%
Depository account amount		$ 1,500
Restricted cash deposit		$ 300
Debt issuance costs				$ 110
Maturity date		Jul. 08, 2020
Quarterly principal payment		$ 19
Long-term Debt, Fiscal Year Maturity [Abstract]
2019 (current maturity)				228
2020				$ 8,774

[1]	Restricted amount of $ 320 related to the hedging transaction, see details (3) below.